EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Sharebased Payments Expense [Table Text Block]
	December 31,		December 31,		December 31,
	2017		2016		2015
Employees and directors share-based payments	$487,000	(d)	$273,000	(d)	$102,000	(c)
Stock options issued for services	$96,000	(e)	$-		$-
Stock issued for services	$-		$-		$99,000	(c)
	$583,000		$273,000		$201,000

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	December 31,	December 31
	2017	2016
Exercise price	$0.99	$1.21
Expected term	3 years	4 years
Expected volatility	80.40%	90.40%
Expected dividend yield	0%	0%
Risk free interest rate	1.59%	1.23%
Fair Value	$0.59	$0.78

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted Average
			Remaining	Aggregated
	Options	Weighted Average	Contractual Life	Intrinsic
	Outstanding	Exercise Price	(Years)	Value
Outstanding at January 1, 2016	-	$-	-
Granted	2,712,000	1.21
Exercised	-
Canceled	(426,000)	$1.21
Outstanding at December 31, 2016	2,286,000	$1.21	4.40	$0
Granted	960,000	$0.99
Exercised	-
Canceled	(328,000)	$1.21
Outstanding at December 31, 2017	2,918,000	$1.14	3.40	$996,860
Vested and expected to be vested as of December 31, 2017	2,740,000	$1.14	3.40	$940,656
Options exercisable as of December 31, 2017 (vested)	805,200	$1.21	3.40	$217,404

Schedule of Nonvested Share Activity [Table Text Block]
		Weighted
		Average
		Grant Date
	Options	Fair Value
Non-vested at January 1, 2017	2,286,000	$0.78
Granted	960,000	$0.59
Vested	(805,200)	$0.78
Canceled	(328,000)	$0.77
Non-vested at December 31, 2017	2,112,800	$0.70

Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	2017
	Number of
	Options	Exercise	Expiration
	Outstanding	Price	Date
2017 Service Agreement Options (Marketing)	50,000	$1.29	10/31/2020
2017 Service Agreement Options (Marketing)	50,000	$1.63	11/30/2020
2017 Service Agreement Options (Marketing)	50,000	$1.48	12/31/2020
2017 IR Consulting Service Agreement Options	50,000	$0.93	05/27/2021
2017 Consulting Service Agreement Options	50,000	$1.02	05/27/2021
	250,000